Payment Of Dividends (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Feb. 01, 2014		Feb. 02, 2013		Jan. 28, 2012
Dividends, Cash [Abstract]
Cash dividend per share	$ 0.60		$ 0.48		$ 0.20
Total dividents	$ 48.2		$ 39.5		$ 17.4
First Quarter Dividend
Dividends, Cash [Abstract]
Cash dividend per share	$ 0.15		$ 0.12
Total dividents	12.1		10.3
Second Quarter Dividend
Dividends, Cash [Abstract]
Cash dividend per share	$ 0.15		$ 0.12
Total dividents	12.1		9.6
Third Quarter Dividend
Dividends, Cash [Abstract]
Cash dividend per share	$ 0.15		$ 0.12		$ 0.10
Total dividents	12.0		9.8		8.7
Fourth Quarter Dividend
Dividends, Cash [Abstract]
Cash dividend per share	$ 0.15	[1]	$ 0.12	[1]	$ 0.10	[1]
Total dividents	$ 12.0	[1],[2]	$ 9.8	[1],[2]	$ 8.7	[1]

[1]	Signet's dividend policy results in the dividend payment date being a quarter in arrears from the declaration date. As a result, the dividend declared in the fourth quarter of each fiscal year is paid in the subsequent fiscal year. The dividends are reflected in the consolidated statement of cash flows upon payment.
[2]	As of February 1, 2014 and February 2, 2013, $12.0 million and $9.8 million, respectively, has been recorded in accrued expenses and other current liabilities in the consolidated balance sheets reflecting the cash dividends declared for the fourth quarter of Fiscal 2014 and Fiscal 2013, respectively.